Retirement Plans Amounts in Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						4 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Pension Plans, Defined Benefit [Member]	Sep. 30, 2010 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (income)				$ 877.0	$ 520.8		$ 2.0	$ (0.1)
Prior service cost (credit)				5.0	3.2		(1.0)	(1.8)
Total accumulated other comprehensive loss (income)				882.0	524.0		1.0	(1.9)
Net actuarial loss (income) arising during period	375.0	336.0	13.6	377.6	334.0	13.6	2.0	(2.5)
Amortization of net actuarial loss	(21.4)	(18.9)	(19.3)	(21.4)	(18.9)	(19.3)	0	0
Prior service cost (credit) arising during period	2.2	(0.3)	0.2	2.6	0.7	0.2	(1.0)	(0.5)
Amortization of prior service (cost) credit	(0.7)	(0.7)	(0.9)	(0.8)	(0.7)	(0.9)	0	0.1
Net amount recognized in other comprehensive loss (income)				$ 358.0	$ 315.1	$ (6.4)	$ 1.0	$ (2.9)